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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 338-3383

Date of fiscal year end: 6/30/09

Date of reporting period: 7/1/08 to 6/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2009 IS ATTACHED BELOW.

PFM Funds
Annual Report
June 30, 2009

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER

3	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4	FINANCIAL HIGHLIGHTS

7	STATEMENTS OF NET ASSETS

13	STATEMENTS OF OPERATIONS

15	STATEMENTS OF CHANGES IN NET ASSETS

17	NOTES TO FINANCIAL STATEMENTS

24	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

26	INFORMATION ABOUT FUND EXPENSES

28	OTHER FUND INFORMATION

For further information on the PFM Funds, call 1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2009 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

We are pleased to present the Annual Report for the PFM Funds (the “Trust”) for the year ended June 30, 2009. The past year has shown dramatic change, both with the Trust’s Prime Series and Government Series (the “Funds”) and in the financial markets.

Restructuring and Participation in the U.S. Treasury Guarantee Program

On September 29, 2008, Commonwealth Cash Reserve Fund, Inc. converted from a Virginia corporation to a Virginia business trust and was renamed “PFM Funds”. In addition, Prime Series acquired the assets of CCRF Prime Portfolio and changes were made in the classes of shares offered by Prime Series. Further, the Funds acquired the assets of three series of the Cadre Institutional Investors Trust. This is the first audited shareholder report following these combinations and reflects the results of these structural changes.

In October 2008, the Funds opted to participate in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. This program guarantees share amounts held by investors in the Funds as of the close of business on September 19, 2008, subject to certain conditions and limitations. The initial term of this coverage expired on December 18, 2008, but the Funds renewed their participation in this program through April 30, 2009. When the coverage was further extended, Prime Series renewed its participation through September 18, 2009.

Financial Markets

The recession that erupted in December of 2007 is now in its nineteenth month, and is the longest since the Great Depression. However, recent economic reports show that the pace of decline has slowed, which supports the view that the U.S. economy may be in the process of bottoming. Despite the challenges faced by the financial markets and the broader U.S. economy during 2008 and the first half of 2009, we are pleased to report that we were successful in preserving the safety of your investments in the Funds at all times, while generating a competitive return.

Since the recession began, nearly 6.5 million jobs have been lost, which has pushed unemployment to its highest level since 1983. High levels of unemployment coupled with economic uncertainty have led to reductions in consumer spending and an increase in savings. As the economy faltered in 2008, the savings rate increased steeply, demonstrating that consumers would boost savings to ride out the recession. The coincidence of a rising savings rate and abrupt drop off in retail sales contributed to the economic downturn. Since consumer spending accounts for more than 70% of U.S. Gross Domestic Product (GDP), lower spending is a drag on the entire economy.

First quarter GDP declined at an annual rate of -5.5% according to the U.S. government’s final revision. Second quarter GDP has declined at an additional annual rate of -1.0%. As shown in the chart that follows, many economists are forecasting that GDP will start to reverse course and that recovery will begin in the third quarter followed by a return to modest growth by year end.

PFM Funds Annual Report | June 30, 2009  1

Meanwhile, the Federal Reserve (“Fed”) has been utilizing its entire toolbox to help guide the economy into recovery. Since the end of last year the Fed has targeted a range for the Federal Funds rate between 0.00% and 0.25%. Accordingly, short- term U.S. Treasury and Federal Agency securities yields have followed suit and remain near historical lows. Further, the Fed also plans to purchase up to $300 billion of Treasury securities, and will continue to provide support for mortgage lending and housing markets by purchasing a total of up to $1.25 trillion of agency mortgage-backed securities and up to $200 billion of agency debt. A timetable has not been set for the Fed to begin reversing its policy of aggressive credit easing; despite inflation concerns and recent increases in long-term rates, the Fed has maintained its stance that supporting the economy should be its primary objective.

In the second half of 2008, we extended the Funds’ average maturities in anticipation of lower yields, and also increased liquidity as a defensive measure. The Funds were positioned well to take advantage of the collapsing federal agency spreads when short-term rates reached historic lows. In order to offset the historically low yields on short-term securities, PFM invested Fund assets in new security types including corporate obligations guaranteed under the federal Temporary Liquidity Guarantee Program and other registered money market funds. Additionally, the Funds have taken further advantage of floating rate securities that have the yield advantage of investing in a longer term security but the protection of a floating rate should rates rise. These investments have added significant value to the Funds by allowing us to take advantage of more favorable yields without compromising safety or liquidity.

The worst of the recession and financial market disruption is likely behind us, although it is not clear if we are actually on an upward trend. Until there is substantial improvement in the economy, it is expected that short-term rates will remain near zero. We will continue to keep the Funds’ maturities toward the maximum level that is prudent as long as short-term rates remain in their current ranges.

Throughout the financial market and economic turmoil of 2008 and 2009, PFM Funds has maintained its record as a secure investment for short-term monies. The safety of underlying investments was never in question, the net asset values of shares remained stable, and the Funds provided competitive yields and liquidity to investors.We look forward to continuing to work with shareholders to develop and implement effective investment strategies to meet their investment objectives.

Respectfully,
PFM Asset Management LLC
July 30, 2009

2   PFM Funds Annual Report | June 30, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PFM Funds

We have audited the accompanying statement of net assets of the Prime Series and Government Series (the “Funds”) (each a series of the PFM Funds) as of June 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets of the Prime Series for each of the two years in the period then ended, the statements of changes in net assets of the Government Series for the year then ended, for the nine months ended June 30, 2008 and for the year ended September 30, 2007, the financial highlights of the Prime Series for each of the periods indicated therein and the financial highlights of the Government Series for the year then ended, for the nine months ended June 30, 2008 and for each of the three years in the period ended September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Government Series’ financial highlights for the year ended September 30, 2004 were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2009, the results of their operations for the year then ended, the changes in net assets of the Prime Series for each of the two years in the period then ended, the changes in net assets of the Government Series for the year then ended, for the nine months ended June 30, 2008 and for the year ended September 30, 2007, the financial highlights of the Prime Series for each of the periods indicated therein and the financial highlights of the Government Series for the year then ended, for the nine months ended June 30, 2008 and for each of the three years in the period ended September 30, 2007, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 21, 2009

PFM Funds Annual Report | June 30, 2009  3

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period(1)

Prime Series - SNAP Fund Class

	Year Ended June 30,
	2009(2)	2008	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.017	0.044	0.053	0.042	0.020	(3)
Total From Operations	0.017	0.044	0.053	0.042	0.020
Less: Distributions
Net Investment Income	(0.017)	(0.044)	(0.053)	(0.042)	(0.020	)(3)
Total Distributions	(0.017)	(0.044)	(0.053)	(0.042)	(0.020)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.74%	4.48%	5.41%	4.25%	2.12%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,699,739	$3,622,501	$3,434,029	$2,737,201	$1,900,619
Ratio of Expenses to Average Net
Assets After Fee Waivers	0.12%	0.08%	0.08%	0.07%	0.13%
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.13%	0.08%	0.08%	0.08%	0.13%
Ratio of Net Investment Income to
Average Net Assets After Fee Waivers	1.71%	4.39%	5.28%	4.25%	2.09%
Ratio of Net Investment Income to
Average Net Assets Before Fee Waivers	1.70%	4.39%	5.28%	4.24%	2.09%

(1)
Effective September 17, 2004, the assets of Evergreen Select Money Market Trust – SNAP Fund Series were acquired by SNAP® Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Fund – SNAP Fund Series. PFM Asset Management LLC assumed responsibility as investment adviser on that date.

(2)	On September 29, 2008, SNAP® Fund was renamed Prime Series and the then outstanding shares of SNAP5 Fund became shares of the SNAP Fund Class of Prime Series.

(3)	Includes net realized capital gains and losses, if any, which were less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

4   PFM Funds Annual Report | June 30, 2009

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - Institutional, IllinoisPrime and
Independent Schools and Colleges Classes

					May 11, 2009(2)
	September 29, 2008(1) through				through June 30,
	June 30, 2009				2009
					Independent
	Institutional		IllinoisPrime		Schools and Colleges
	Class		Class		Class
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000
Income From Investment Operations
Net Investment Income	0.010		0.010		0.001
Total From Operations	0.010		0.010		0.001
Less: Distributions
Net Investment Income	(0.010)		(0.010)		(0.001)
Total Distributions	(0.010)		(0.010)		(0.001)
Net Asset Value, End of Period	$1.000		$1.000		$1.000
Total Return	1.02%		1.00%		0.06%
Ratios/Supplemental Data
Net Assets, End of Period	$1,012,799,757		$2,122,082		$1
Ratio of Expenses to Average Net
Assets After Fee Waivers	0.21	%(3)	0.24	%(3)	0.25	%(3)
Ratio of Expenses to Average Net Assets
Before Fee Waivers	0.21	%(3)	0.27	%(3)	0.29	%(3)
Ratio of Net Investment Income to
Average Net Assets After Fee Waivers	1.20	%(3)	1.50	%(3)	0.45	%(3)
Ratio of Net Investment Income to
Average Net Assets Before
Fee Waivers	1.20	%(3)	1.47	%(3)	0.41	%(3)

(1)
The Institutional and IllinoisPrime Classes of Prime Series commenced operations on September 29, 2008, when the assets of CCRF Prime Portfolio, Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series were acquired by Prime Series. The historical performance of those funds did not carry forward.

(2)	The Independent Schools and Colleges Class of Prime Series commenced operations on May 11, 2009.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.
 PFM Funds Annual Report | June 30, 2009  5

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period(1)

Government Series

		Nine Months
	Year Ended	Ended
	June 30,	June 30,		Year Ended September 30,
	2009	2008		2007	2006	2005	2004
Net Asset Value,
Beginning of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.012	0.026		0.051	0.044	0.024	0.009
Total From Operations	0.012	0.026		0.051	0.044	0.024	0.009
Less: Distributions
Net Investment Income	(0.012)	(0.026)		(0.051)	(0.044)	(0.024)	(0.009)
Total Distributions	(0.012)	(0.026)		(0.051)	(0.044)	(0.024)	(0.009)
Net Asset Value, End of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	1.20%	2.63%		5.19%	4.45%	2.41%	0.89%
Ratios/Supplemental Data
Net Assets, End of
Period (000)	$363,554	$167,377		$303,089	$149,561	$145,135	$133,688
Ratio of Expenses to Average
Net Assets After Fee Waivers(2)	0.24%	0.28	%(3)	0.27%	0.32%	0.29%	0.30%
Ratio of Expenses to Average
Net Assets Before Fee Waivers
and Recoupments(2)	0.26%	0.28	%(3)	0.27%	0.32%	0.29%	0.29%
Ratio of Net Investment
Income to Average Net Assets
After Fee Waivers	1.00%	3.52	%(3)	5.07%	4.37%	2.38%	0.87%
Ratio of Net Investment Income
to Average Net Assets Before
Fee Waivers and Recoupments	0.98%	3.52	%(3)	5.07%	4.37%	2.38%	0.88%

(1)
On September 29, 2008, Government Series, which was formerly known as the CCRF Federal Portfolio, acquired the assets of Cadre Reserve Fund – U.S. Government Series, a series of Cadre Institutional Investors Trust. Cadre Reserve Fund – U.S. Government Series was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Reserve Fund – U.S. Government Series. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Reserve Fund – U.S. Government Series from September 30th to June 30th, effective June 30, 2008.

(2)
For the periods prior to September 29, 2008, Cadre Reserve Fund – U.S. Government Series pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for the Government Series for periods prior to September 29, 2008 include the expenses of the CIIT Government Portfolio which were allocated to Cadre Reserve Fund – U.S. Government Series.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

6   PFM Funds Annual Report | June 30, 2009

STATEMENT OF NET ASSETS

Prime Series

June 30, 2009
		Face
		Amount	Value
Bankers Acceptances (0.5%)
Bank of America
0.94%	7/20/09	$2,090,000	$2,088,963
0.94%	7/24/09	5,000,000	4,996,997
0.94%	7/27/09	4,666,000	4,662,832
0.94%	7/28/09	10,888,000	10,880,324
0.94%	7/29/09	1,903,000	1,901,609
Total Bankers Acceptances			24,530,725
Certificates of Deposit (27.6%)
Bank of Nova Scotia (NY)
0.58%	7/6/09	50,000,000	50,000,000
0.32%	9/30/09	65,000,000	65,000,000
BNP Paribas (NY)
0.60%	7/21/09	25,000,000	25,000,000
0.60%	7/21/09	45,000,000	45,000,000
0.44%	8/11/09	10,000,000	10,000,000
0.30%	8/12/09	8,000,000	8,001,492
0.43%	8/14/09	60,000,000	60,000,000
0.33%	9/17/09	45,000,000	45,000,000
0.34%	9/30/09	35,000,000	35,000,000
Calyon (NY)
0.37%	9/24/09	120,000,000	120,000,000
Calyon North America, Inc.
0.37%	9/3/09	70,000,000	70,003,724
0.37%	9/18/09	18,000,000	18,000,000
Rabobank Nederland (NY)
0.40%	8/12/09	125,000,000	125,000,000
Royal Bank of Canada (NY)
0.31%	9/9/09	140,000,000	140,000,000
Societe Generale (NY)
0.55%	7/16/09	6,500,000	6,500,459
0.35%	9/22/09	50,000,000	50,000,000
0.35%	9/24/09	40,000,000	40,000,000
Svenska Handelsbanken (NY)
0.54%	7/30/09	50,000,000	50,000,402
0.45%	8/13/09	75,000,000	75,000,447
0.35%	9/4/09	25,000,000	25,000,000
Toronto Dominion (NY)
0.50%	7/13/09	100,000,000	100,000,000
Westpac Banking Corp. (NY)
0.31%	9/8/09	140,000,000	140,002,681
Total Certificates of Deposit			1,302,509,205
Commercial Paper (18.8%)
Calyon North America, Inc.
0.54%	8/4/09	15,000,000	14,992,350
0.38%	9/1/09	5,800,000	5,796,254
CBA (Delaware) Finance
0.40%	7/6/09	50,000,000	49,997,222
0.41%	8/12/09	50,000,000	49,976,083
0.39%	8/14/09	40,000,000	39,980,933

The accompanying notes are an integral part of these financial statements.

 PFM Funds Annual Report | June 30, 2009  7

STATEMENT OF NET ASSETS (CONTINUED)
Prime Series

June 30, 2009
			Face
			Amount	Value
General Electric Capital Services
0.50%		7/9/09	$50,000,000	$49,994,444
0.53%		7/20/09	85,000,000	84,976,224
0.40%		10/22/09	25,000,000	24,968,611
HSBC USA, Inc.
0.26%		7/8/09	90,000,000	89,995,450
JP Morgan Chase
0.25%		7/6/09	40,000,000	39,998,611
0.25%		7/13/09	50,000,000	49,995,833
0.32%		9/17/09	50,000,000	49,965,333
Nordea North America, Inc.
0.31%		7/13/09	10,000,000	9,998,967
0.57%		7/16/09	130,000,000	129,969,125
Rabobank USA Finance Corp.
0.64%		7/1/09	16,300,000	16,300,000
Societe Generale (NY)
0.78%		7/6/09	80,000,000	79,991,333
0.66%		7/31/09	22,000,000	21,987,883
0.36%		9/4/09	28,000,000	27,981,800
Wells Fargo & Co.
0.20%		7/2/09	50,000,000	49,999,722
Total Commercial Paper				886,866,178
Commercial Paper Guaranteed Under Temporary Liquidity
Guarantee Program (1.1%)
General Electric Capital Corp.
0.70%		7/2/09	50,000,000	49,999,028
Total Commercial Paper Guaranteed Under Temporary
Liquidity Guarantee Program				49,999,028
Corporate Notes (0.9%)
General Electric Capital Corporation
0.38%	(1)	3/12/10	12,500,000	12,285,551
0.67%	(1)	3/12/10	10,000,000	9,844,361
Goldman Sachs Group, Inc.
1.43%	(1)	7/29/09	20,225,000	20,218,316
Total Corporate Notes				42,348,228
Corporate Notes Guaranteed Under Temporary Liquidity
Guarantee Program (8.9%)
Bank of America
1.10%	(1)	7/23/10	64,000,000	64,000,000
0.66%	(1)	9/13/10	50,000,000	50,000,000
Citigroup Funding, Inc.
1.14%	(1)	7/30/10	120,000,000	120,010,241
0.75%		3/30/11	27,000,000	27,000,000
Goldman Sachs
1.15%	(1)	12/3/10	106,725,000	107,411,286
JP Morgan Chase
1.36%	(1)	4/1/11	50,000,000	50,000,000
Total Corporate Notes Guaranteed Under Temporary Liquidity
Guarantee Program				418,421,527

The accompanying notes are an integral part of these financial statements.

8   PFM Funds Annual Report | June 30, 2009

STATEMENT OF NET ASSETS (CONTINUED)
Prime Series
June 30, 2009
			Face
			Amount	Value
Money Market Funds (8.9%)
Fidelity Institutional Money Market Government Portfolio, Class I
0.20%	(1)	7/1/09	$225,100,000	$225,100,000
First America Government Obligation Fund, Class Z
0.22%	(1)	7/1/09	194,400,000	194,400,000
Total Money Market Funds				419,500,000
U.S. Government & Agency Obligations (30.5%)
Fannie Mae Mortgage-Backed Security Discount Notes
0.65%		7/1/09	70,000,000	70,000,000
Fannie Mae Notes
2.75%		8/15/09	10,000,000	10,031,863
0.66%		7/12/10	10,000,000	10,240,190
0.68%	(1)	10/22/10	95,000,000	95,137,950
Federal Farm Credit Bank Notes
0.92%	(1)	12/22/09	25,000,000	25,000,000
1.01%		3/8/10	12,000,000	12,309,796
0.66%	(1)	12/22/10	50,000,000	50,000,000
Federal Home Loan Bank Discount Notes
2.72%		10/27/09	15,000,000	14,869,709
Federal Home Loan Bank Notes
0.70%		8/18/09	30,000,000	30,120,703
1.92%		9/11/09	10,000,000	10,047,744
2.08%		9/11/09	16,825,000	16,928,844
1.86%		10/2/09	25,000,000	25,088,141
1.13%	(1)	10/5/09	50,000,000	50,000,000
3.02%		10/9/09	20,000,000	20,079,011
0.93%		12/11/09	39,350,000	40,060,362
1.03%		1/8/10	18,800,000	19,066,060
0.93%		1/26/10	40,000,000	39,986,459
1.05%		2/17/10	12,400,000	12,400,000
1.13%		2/18/10	25,000,000	24,983,713
0.87%	(1)	2/23/10	20,000,000	20,000,000
1.04%		3/2/10	15,000,000	14,996,182
1.16%		3/5/10	15,000,000	14,988,560
0.56%		3/12/10	20,410,000	21,038,427
1.01%		4/1/10	25,000,000	24,988,568
0.98%		4/16/10	10,000,000	10,013,088
0.75%		4/30/10	10,000,000	10,004,234
0.49%	(1)	5/4/10	50,000,000	50,000,000
0.58%	(1)	5/5/10	25,000,000	25,000,000
0.86%		5/17/10	40,000,000	39,978,376
0.58%		6/1/10	12,500,000	12,493,461
0.58%		6/1/10	25,000,000	24,982,332
0.59%		6/11/10	25,000,000	25,859,707
0.58%		6/18/10	22,675,000	23,146,973
Federal Home Loan Bank Notes (Callable)
0.70%		6/25/10	25,000,000	25,000,000
Freddie Mac Discount Notes
0.70%		9/21/09	27,000,000	26,956,950

The accompanying notes are an integral part of these financial statements.

 PFM Funds Annual Report | June 30, 2009  9

STATEMENT OF NET ASSETS (CONTINUED)
Prime Series

June 30, 2009
			Face
			Amount	Value
Freddie Mac Notes
0.24%	(1)	9/28/09	$20,000,000	$19,985,107
0.96%		11/30/09	38,655,000	39,162,134
0.63%	(1)	1/8/10	50,000,000	50,000,000
0.63%	(1)	1/8/10	100,000,000	100,000,000
0.72%	(1)	1/22/10	100,000,000	100,000,000
0.54%		3/15/10	20,281,000	21,203,506
0.70%	(1)	3/9/11	50,000,000	50,000,000
1.21%	(1)	4/7/11	50,000,000	50,010,140
U.S. Treasury Bills
0.15%		7/30/09	60,000,000	59,993,072
Total U.S. Government & Agency Obligations				1,436,151,362

Repurchase Agreements (1.6%)
Deutsche Bank
0.08%	7/1/09	20,000,000	20,000,000
(Dated 6/30/09, repurchase price $20,000,044, collateralized by Fannie Mae securities, 5.13% to 5.73%, maturing 1/2/14 to
5/26/27, market value $12,151,017; Federal Home Loan Bank
securities, 0%, maturing 1/5/10, market value 2,196,260;
and Federal Farm Credit Bank securities, 4%, maturing
3/3/16, market value $6,053,640)
Goldman Sachs Group
0.03%	7/1/09	57,600,000	57,600,000
(Dated 6/30/09, repurchase price $57,600,048, collateralized by Fannie Mae securities, 6.5%, maturing 12/1/29, market
value $58,752,001)
Total Repurchase Agreements			77,600,000
Total Investments (98.8%)			4,657,926,253
Other Assets in Excess of Other Liabilities (1.2%) .			56,734,286
Net Assets (100.0%)			$4,714,660,539
Net Assets Consists of:
SNAP Fund Class Shares (applicable to 3,699,738,699 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)			3,699,738,699
Institutional Class Shares (applicable to 1,012,799,757 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)			1,012,799,757
IllinoisPrime Class Shares (applicable to 2,122,082 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)			2,122,082
Independent Schools and Colleges Class Shares (applicable to 1 outstanding share of beneficial interest (unlimited shares
authorized; no par value equivalent to $1.00 per share)			1

(1)	Floating rate investments, rate shown is that which was in effect at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

10   PFM Funds Annual Report | June 30, 2009

STATEMENT OF NET ASSETS
Government Series

June 30, 2009

			Face
			Amount	Value
Corporate Notes Guaranteed Under Temporary
Liquidity Guarantee Program (8.3%)
Bank of America
1.10%	(1)	7/29/10	$5,000,000	$5,000,000
0.66%	(1)	9/13/10	5,000,000	5,000,000
Citigroup Funding, Inc.
1.14%	(1)	7/30/10	10,000,000	10,000,000
Goldman Sachs Group, Inc.
1.15%	(1)	12/3/10	10,000,000	10,064,304
Total Corporate Notes Guaranteed Under
Temporary Liquidity Guarantee Program				30,064,304
Money Market Funds (8.9%)
Fidelity Institutional Money Market Government Portfolio, Class I
0.20%	(1)	7/1/09	16,150,000	16,150,000
First America Government Obligation Fund, Class Z
0.22%	(1)	7/1/09	16,000,000	16,000,000
Total Money Market Funds				32,150,000
U.S. Government & Agency Obligations (65.9%)
Fannie Mae Discount Notes
0.15%		7/8/09	5,500,000	5,499,840
Fannie Mae Mortgage-Backed Security Discount Notes
0.52%		7/1/09	14,697,000	14,697,000
0.39%		8/3/09	20,000,000	19,992,850
Fannie Mae Notes
0.25%		7/13/09	4,290,000	4,296,961
0.49%		8/15/09	5,070,000	5,100,159
0.51%		9/15/09	2,200,000	2,227,772
1.16%		10/28/09	500,000	505,624
1.31%		12/15/09	5,000,000	5,075,037
1.06%		12/15/09	375,000	381,098
0.95%		1/15/10	820,000	847,830
1.10%		1/19/10	2,000,000	2,034,668
1.11%		2/10/10	500,000	506,505
1.01%		3/8/10	2,700,000	2,762,350
Federal Farm Credit Bank Notes
0.42%		8/3/09	6,000,000	6,026,098
0.18%	(1)	9/3/09	15,000,000	14,995,006
0.92%	(1)	12/22/09	10,000,000	10,000,000
1.01%		3/8/10	3,000,000	3,077,449
Federal Home Loan Bank Notes
0.25%		7/1/09	6,300,000	6,300,000
0.41%		7/17/09	1,900,000	1,904,142
0.30%		9/11/09	6,355,000	6,405,661
0.48%		9/18/09	7,650,000	7,724,543
0.84%		11/13/09	500,000	506,267
0.81%		12/11/09	1,000,000	1,018,480
1.06%		12/18/09	725,000	732,796
0.82%		1/15/10	1,200,000	1,201,947
0.83%		1/26/10	3,000,000	3,058,302

The accompanying notes are an integral part of these financial statements.

 PFM Funds Annual Report | June 30, 2009  11

STATEMENT OF NET ASSETS (CONTINUED)
Government Series

June 30, 2009
			Face
			Amount	Value
Federal Home Loan Bank Notes (continued)
0.48%		1/27/10	$3,000,000	$3,001,204
1.06%		2/5/10	3,000,000	2,998,902
0.92%		2/12/10	1,015,000	1,054,970
1.17%		2/17/10	3,000,000	2,997,776
0.87%	(1)	2/23/10	5,000,000	5,000,000
0.51%		3/10/10	2,775,000	2,822,694
1.16%		3/12/10	1,440,000	1,455,767
0.71%		4/30/10	4,000,000	4,055,007
0.58%	(1)	5/5/10	10,000,000	10,000,000
0.71%		5/14/10	1,625,000	1,722,126
0.59%		6/11/10	5,000,000	5,171,941
0.65%		6/18/10	1,250,000	1,275,211
0.67%		7/16/10	2,335,000	2,403,496
0.97%	(1)	9/24/10	10,000,000	10,021,091
Freddie Mac Notes
0.25%		7/15/09	1,000,000	1,001,553
0.51%		9/15/09	20,469,000	20,726,168
2.02%		9/22/09	3,019,000	3,032,416
1.16%		11/18/09	2,025,000	2,047,852
0.97%		12/15/09	3,336,000	3,381,951
1.03%		1/25/10	600,000	611,352
0.47%		2/9/10	1,790,000	1,837,728
0.53%		4/30/10	4,000,000	4,077,582
0.70%	(1)	3/9/11	5,000,000	5,000,000
1.21%	(1)	4/7/11	10,000,000	10,002,028
U.S. Treasury Bill
0.15%		7/30/09	7,000,000	6,999,182
Total U.S. Government & Agency Obligations				239,576,382
Repurchase Agreements (20.6%)
Deutsche Bank
0.15%		7/2/09	15,000,000	15,000,000
(Dated 6/24/09, repurchase price $15,000,063, collateralized by
Fannie Mae securities, 4.72% to 7%, maturing 10/1/34 to 7/1/37, market value $11,359,160; and by Freddie Mac securities, 7%, maturing 7/1/37 to 11/1/37, market value $3,940,841)
Goldman Sachs Group
0.22%		7/1/09	30,000,000	30,000,000
(Dated 6/24/09, repurchase price $30,001,283, collateralized by Fannie
Mae securities, 6.5%, maturing 12/1/29, market value $30,600,001)
0.14%		7/1/09	30,000,000	30,000,000
(Dated 6/30/09, repurchase price $30,000,117, collateralized by Fannie
Mae securities, 6.5%, maturing 12/1/29, market value $30,600,001)
Total Repurchase Agreements				75,000,000
Total Investments (103.7%)				376,790,686
Other Liabilities in Excess of Other Assets (-3.7%)				(13,236,330)
Net Assets (100.0%)
Applicable to 363,554,356 outstanding shares of beneficial interest
(unlimited shares authorized; no par value equivalent to $1.00 per share)				$363,554,356

(1)	Floating rate investments, rate shown is that which was in effect at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

12   PFM Funds Annual Report | June 30, 2009

STATEMENT OF OPERATIONS
Prime Series

Year Ended June 30, 2009

Investment Income
Interest Income	$71,946,341
Expenses
Investment Advisory Fees	2,224,632
Administrative Fees	323,672
Transfer Agent Fees:
SNAP Fund Class	509,147
Institutional Class .	609,925
IllinoisPrime Class	3,455
Cash Management Class	21,670
Custody Fees	178,065
Cash Management Fees:
SNAP Fund Class	79,773
Institutional Class	42,684
IllinoisPrime Class	307
Cash Management Class	123,012
Audit Fees	45,800
Legal Fees	252,225
U.S. Treasury Money Market Guarantee Program Fees	1,355,568
Insurance Premiums	58,598
Other Expenses	103,486
Total Expenses	5,932,019
Less: Investment Advisory and Administrative Fee Waivers	(37,115)
Transfer Agent Fee Waivers:
SNAP Fund Class	(384,070)
Institutional Class	(29,447)
IllinoisPrime Class	(624)
Cash Management Class	(15,159)
Net Expenses	5,465,604
Net Investment Income	66,480,737
Net Realized Gain on Sale of Investments	148,010
Net Increase in Net Assets Resulting from Operations	$66,628,747

The accompanying notes are an integral part of these financial statements.

 PFM Funds Annual Report | June 30, 2009  13

STATEMENT OF OPERATIONS
Government Series

Year Ended June 30, 2009

Investment Income
Investment Income and Expenses from Cadre Institutional Investors
Trust – U.S. Government Money Market Portfolio (See Note A)
Interest Income	$1,222,166
Expenses	60,936
Net Investment Income from Cadre Institutional Investors
Trust – U.S. Government Money Market Portfolio	1,161,230
Interest Income	2,138,192
Total Investment Income	3,299,422
Expenses
Investment Advisory Fees	150,643
Administrative Fees	71,561
Transfer Agent Fees	218,704
Custody Fees	15,353
Cash Management Fees	13,816
Audit Fees	30,400
Legal Fees	39,551
U.S. Treasury Money Market Guarantee Program Fees	50,087
Insurance Premiums	34,728
Other Expenses	73,672
Total Expenses	698,515
Less Fee Waivers and Expenses Reimbursements	(59,060)
Net Expenses	639,455
Net Investment Income	2,659,967
Net Realized Gain on Sale of Investments	14,273
Net Increase in Net Assets Resulting from Operations	$2,674,240

The accompanying notes are an integral part of these financial statements.

14   PFM Funds Annual Report | June 30, 2009

STATEMENTS OF CHANGES IN NET ASSETS
Prime Series

	Year	Year
	Ended	Ended
	June 30, 2009	June 30, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$66,480,737	$141,143,363
Net Realized Gain on Sale of Investments	148,010	222,508
Net Increase in Net Assets	66,628,747	141,365,871
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(58,325,346)	(141,365,871)
Institutional Class Shares	(8,177,395)
IllinoisPrime Class Shares	(37,249)
Cash Management Class Shares	(88,757)
Total Distributions	(66,628,747)	(141,365,871)
Capital Share Transactions (at $1.00 per share)
Shares Issued in Connection with Acquisition of
CCRF Prime Portfolio (see Note A):
Institutional Class Shares	413,589,232
IllinoisPrime Class Shares	4,790,279
Shares Issued in Connection with Acquisition of
Cadre Funds (see Note A):
Institutional Class Shares	212,240,679
Cash Management Class Shares	32,805,565
Issued:
SNAP Fund Class Shares	3,654,964,653	2,724,197,473
Institutional Class Shares	4,496,245,096
IllinoisPrime Class Shares	5,156,086
Cash Management Class Shares	2,053,607,739
Independent Schools and Colleges Class Shares	1
Redeemed:
SNAP Fund Class Shares	(3,636,051,981)	(2,677,091,547)
Institutional Class Shares	(4,117,452,645)
IllinoisPrime Class Shares	(7,861,532)
Cash Management Class Shares	(2,086,502,061)
Distributions Reinvested:
SNAP Fund Class Shares	58,325,346	141,365,871
Institutional Class Shares	8,177,395
IllinoisPrime Class Shares	37,249
Cash Management Class Shares	88,757
Net Increase from Capital Share Transactions	1,092,159,858	188,471,797
Total Increase in Net Assets	1,092,159,858	188,471,797
Net Assets
Beginning of Year	3,622,500,681	3,434,028,884
End of Year	$4,714,660,539	$3,622,500,681

The accompanying notes are an integral part of these financial statements.

 PFM Funds Annual Report | June 30, 2009  15

STATEMENTS OF CHANGES IN NET ASSETS
Government Series

	Year	Nine Months	Year
	Ended,	Ended	Ended
	June 30,	June 30,	September 30,
	2009	2008	2007
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$2,659,967	$7,361,419	$14,997,206
Net Realized Gain on Sale of Investments	14,273	17,960	32,835
Net Increase in Net Assets	2,674,240	7,379,379	15,030,041
Distributions
Net Investment Income	(2,659,967)	(7,361,419)	(14,997,206)
Net Realized Gain on Sale of Investments	(14,273)	(17,960)	(32,835)
Total Distributions	(2,674,240)	(7,379,379)	(15,030,041)
Capital Share Transactions (at $1.00 per share)
Shares Issued in Connection with Acquisition of
CCRF Federal Portfolio (see Note A)	12,699,826
Issued	3,423,093,015	1,931,183,348	1,991,736,598
Redeemed	(3,242,289,672)	(2,074,274,995)	(1,853,238,536)
Distributions Reinvested	2,674,240	7,379,379	15,030,041
Net Increase (Decrease) from Capital
Share Transactions	196,177,409	(135,712,268)	153,528,103
Total Increase (Decrease) in Net Assets	196,177,409	(135,712,268)	153,528,103
Net Assets
Beginning of Period	167,376,947	303,089,215	149,561,112
End of Period	$363,554,356	$167,376,947	$303,089,215

The accompanying notes are an integral part of these financial statements.

16   PFM Funds Annual Report | June 30, 2009

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust offers two separate investment portfolios: Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series commenced operations on September 17, 2004 through its purchase of the assets of Evergreen Select Money Market Trust –SNAP Fund Series in the amount of $1,846,930,532. On September 29, 2008, Prime Series acquired the assets and liabilities of CCRF Prime Portfolio, a series of CCRF, in the amount of $418,379,511 (“CCRF Reorganization”) and acquired the assets and liabilities of Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series (each, a “Cadre Fund,” and collectively, the “Cadre Funds”), each a series of Cadre Institutional Investors Trust (the “Cadre Trust”), in the amounts of $212,240,679 and $32,805,565, respectively (“Cadre Money Reorganization”). On September 29, 2008, Government Series acquired the assets and liabilities of the Cadre Reserve Fund – U.S. Government Series, also a series of the Cadre Trust, in the amount of $166,624,634 (“Cadre Government Reorganization”). Cadre Reserve Fund – U.S. Government Series (“Cadre Reserve Fund”) was deemed to be the accounting survivor in the Cadre Government Reorganization. Prior to the Cadre Government Reorganization, Cadre Reserve Fund pursued its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”), also a series of the Cadre Trust. The CIIT Government Portfolio had substantially the same investment objective, policies and restrictions as Cadre Reserve Fund. The CCRF Reorganization, Cadre Money Reorganization and Cadre Government Reorganization were considered tax-free exchanges for federal income tax purposes. The net assets of Government Series prior to the Cadre Government Reorganization were $12,699,826. The net assets of Prime Series prior to the CCRF Reorganization and Cadre Money Reorganization were $3,233,719,108.

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, and in repurchase agreements secured by U.S. Government Obligations. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”), IllinoisPrimeSM Class shares (“IllinoisPrime Shares”) and Independent Schools and Colleges Class shares (“Independent Schools Shares”). Prime Series previously offered Cash Management Class shares, however on January 29, 2009, the Board of Trustees of the Trust (the “Board”) approved the termination of the Cash Management Class effective February 27, 2009. All shares of Government Series are of the same class.

 PFM Funds Annual Report | June 30, 2009  17

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at June 30, 2009. It is each Fund’s policy to compare amortized cost and fair value of securities at least weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.
Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.
Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2009, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.
The Trust evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

18   PFM Funds Annual Report | June 30, 2009

7.
In accordance with FASB Statement No. 165, “Subsequent Events”, the Funds have evaluated subsequent events through August 21, 2009, the date through which procedures were performed to prepare the financial statements for issuance.  No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

C.	FAIR VALUE MEASUREMENTS

Effective July 1, 2008, the Funds adopted FASB Statement No. 157, “Fair Value Measurements” (“Statement 157”). Statement 157 establishes a framework for measuring fair value in GAAP, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements to increase consistency and comparability among fair value estimates used in financial reporting.

Statement 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Statement 157 establishes a three-tier hierarchy of levels for fair value measurements based upon the transparency of inputs to the valuation, as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset value per share of each Fund. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, all securities held by Prime Series and Government Series are categorized as Level 2 under the Statement 157 hierarchy. Refer to the Statement of Net Assets for a breakout of each major investment category.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds.

Effective September 29, 2008, fees for investment advisory services provided by PFM to each Fund are calculated at an annual rate of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion, and .04% of the average daily net assets of each Fund on such assets in excess of $3 billion. Prior to September 29, 2008, fees for investment advisory services provided by PFM to Prime Series were calculated at an annual rate of .08% of the average daily net assets of Prime Series up to $1 billion and .06% of the average daily net assets of Prime Series on such assets in excess of $1 billion.

 PFM Funds Annual Report | June 30, 2009  19

Prior to September 29, 2008, Government Series pursued its investment objective by investing all of its investable assets in the CIIT Government Portfolio. For any assets of Government Series which were invested in the CIIT Government Portfolio, PFM, in its capacity as investment adviser to the CIIT Government Portfolio, was paid a fee at an annual rate of .06% of the average daily net asset of Government Series invested in the CIIT Government Portfolio. The applicable rate was applied to any assets of Government Series invested in the CIIT Government Portfolio on a daily basis and was paid monthly.

Effective September 29, 2008, fees for administrative services provided by PFM to each Fund are calculated at an annual rate of .01% of the average daily net assets of each Fund, and fees for transfer agency services provided by PFM to each Fund are calculated at an annual rate of average daily net assets of each Fund or share class thereof, as follows:

Fund/Class	Applicable Rate
Prime Series – SNAP Fund Class	0.02%
Prime Series – Institutional Class	0.09%
Prime Series – IllinoisPrime Class	0.14%
Government Series	0.09%

Effective May 4, 2009, the transfer agent agreement between the Fund and PFM was amended to provide transfer agent services to the Independent Schools Shares, which commenced operations May 11, 2009. Fees for transfer agent service provided by PFM to the Independent Schools Shares are calculated at an annual rate that is determined as follows: 0.17% of the average daily net assets of the class up to $100 million; the rate decreases by 0.01% of the average daily net assets of the class for each additional $100 million of net assets of the class up to $1 billion; the rate applied for average daily net assets of the class over $1 billion is 0.07% of the average daily net assets of the class. PFM charged no separate administrative or transfer agency fees to Prime Series prior to September 29, 2008. Prior to September 29, 2008, PFM was paid an annual fee based on Government Series’ average daily net assets according to the schedule that follows.

Average Net Assets	Administration Fees	Transfer Agent Fees
Up to $250,000,000	0.10%	0.05%
$250,000,001 – $1,000,000,000	0.075%	0.04%
Over $1,000,000,000	0.05%	0.03%

PFM voluntarily waived $525,475 of fees under its investment advisory, administration and transfer agency agreements to reduce the operating expenses of the Funds for the year ended June 30, 2009.

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) of the 1940 Act, which permits the Institutional and IllinoisPrime Classes of Prime Series and Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed .25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board. For the year ended June 30, 2009, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

20   PFM Funds Annual Report | June 30, 2009

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	GOVERNMENTAL ACCOUNTING STANDARDS (UNAUDITED)

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of June 30, 2009 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of June 30, 2009, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	Prime Series %	Government Series %
AAA	38.7%	80.8%
AAAm	9.0%	8.5%
A-1+	42.5%	10.7%
A-1	8.9%	–
AA+	0.5%	–
A	0.4%	–

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at June 30, 2009.

 PFM Funds Annual Report | June 30, 2009  21

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation does not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at June 30, 2009 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

Issuer	Prime Series	Government Series
Federal Home Loan Bank	13.8%	22.0%
Goldman Sachs Group*	<5.0%	18.6%
Fannie Mae	<5.0%	17.0%
Freddie Mac	9.7%	13.7%
Federal Farm Credit Bank	<5.0%	9.0%

*
This issuer is a counterparty to repurchase agreements entered into by the Funds. These repurchase agreements are collateralized by obligations of the U.S. Government or its agencies or instrumentalities

22   PFM Funds Annual Report | June 30, 2009

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than ninety days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The dollar-weighted average maturities of Prime Series and Government Series entire portfolios at June 30, 2009 were 56 days and 58 days, respectively. The value and weighted average maturity of the types of investments of the Funds at June 30, 2009 are as noted on the chart that follows:

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Bankers Acceptance	$24,530,725	26 Days	–
Certificates of Deposit	1,302,509,205	58 Days	–
Commercial Paper	886,866,178	24 Days	–
Commercial Paper Guaranteed
Under Temporary Liquidity
Guarantee Program	49,999,028	2 Days	–
Corporate Notes	42,348,228	29 Days	–
Corporate Notes Guaranteed
Under Temporary Liquidity
Guarantee Program	418,421,527	45 Days	$30,064,304	49 Days
Money Market Funds	419,500,000	1 Day	32,150,000	1 Day
U.S. Government Agency
Discount Notes	111,826,659	37 Days	40,189,690	18 Days
U.S. Government Agency Notes	1,264,331,631	109 Days	192,387,510	100 Days
U.S. Treasury Bills	59,993,072	30 Days	6,999,182	30 Days
Repurchase Agreements	77,600,000	1 Day	75,000,000	1 Day
Total	$4,657,926,253		$376,790,686

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.

 PFM Funds Annual Report | June 30, 2009  23

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD (UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers, and Advisory Board Members.

Name, Position Held with Trust,
(Served Since), Birthyear, Other	Principal Occupation(s) During the Past Five Years (Number of Portfolios
Directorships Held	in Fund Complex Overseen by Independent Trustee)

INDEPENDENT TRUSTEES

Robert R. Sedivy	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School,
Trustee, Chairman of the Board (1996)	Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of
Birthyear: 1946	Independent Schools Financial Officers Group; (2)
Other directorships: None

Jeffrey A. Laine	President, Commonwealth Financial Group, 1994 to present; President,
Trustee, Chairman of the	Laine Financial Group, Inc. (an investment advisory firm) 1992 to present;
Audit Committee (1986)	formerly, President and Treasurer of the Trust (1986 to 2008); (2)
Birthyear: 1957
Other directorships: None

Michael P. Flanagan	State Superintendent of Education, State of Michigan, 2005 to present;
Trustee, Chairman of the Governance	Executive Director, Michigan Association of School Administrators, 2001 to
Committee (2008)	2005; (2)
Birthyear: 1949
Other directorships:
Michigan Virtual University,
Early Childhood Investment Corporation,
Michigan Public School Employees
Retirement System

Dennis W. Kerns	Retired Director of Finance, King George County, Virginia, 2001 to 2005;
Trustee (2008)	Past President Virginia Government Finance Officers Association; (2)
Birthyear: 1937
Other directorships: None

Brian M. Marcel	Assistant Superintendent Business Services, Washtenaw Intermediate
Trustee (2008)	School District, 1994 to present; (2)
Birthyear: 1962
Other directorships:
Michigan Liquid Asset Fund Plus

Joseph W. White	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)
Trustee (2008)
Birthyear: 1958
Other directorships:
Molina Healthcare of Ohio, Inc.;
Molina Healthcare Insurance Company

24   PFM Funds Annual Report | June 30, 2009

Name, Position Held with Trust,	Principal Occupation(s) During the Past Five Years (Number of Portfolios
(Served Since), Birthyear, Other	in Fund Complex Overseen by Officer/Affiliated Trustee/Advisory Board
Directorships Held	Member)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis	President, PFM Asset Management LLC, 2001 to present; President, PFM
Trustee & President (1996)	Fund Distributors, Inc., 2001 to present; Managing Director, Public
Birthyear: 1944	Financial Management, Inc. (a financial advisory firm) 1986 to present; (2)
Other directorships: None

Barbara L. Fava	Managing Director, PFM Asset Management LLC, 2001 to present;
Vice President (2008)	Managing Director, Public Financial Management, Inc.,1989 to present; (2)
Birthyear: 1959
Other directorships: None

Jennifer L. Scheffel, Esq.	Senior Managing Consultant, PFM Asset Management LLC, 2004 to
Secretary and Chief	present; Assistant Vice President, Ambac Financial Group, Inc., 2004;
Compliance Officer (2005)	Assistant Vice President, Chief Compliance Officer, Cadre Financial Services,
Birthyear: 1972	Inc., 2002 to 2004; (2)
Other directorships: None

Debra J. Goodnight	Managing Director, PFM Asset Management LLC, 2001 to present;
Treasurer (2007)	Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present;
Birthyear: 1955	Managing Director, Public Financial Management, Inc., 1991 to present; (2)
Other directorships: None

Daniel R. Hess	Senior Managing Consultant, PFM Asset Management LLC, 2001 to
Assistant Secretary	present; (2)
and Assistant Treasurer (2007)
Birthyear: 1974
Other directorships: None

ADVISORY BOARD MEMBERS

Richard A. Cordle, MGT	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)
Advisory Board Member (2006)
Birthyear: 1955
Other directorships: None

Larry W. Davenport	Director of Finance, Hampton Roads Transit, Virginia, 2004 to present;
Advisory Board Member (1995)	Director of Finance, Southeastern Public Service Authority, Virginia, 1998 to
Birthyear: 1946	2004; (2)
Other directorships: None

Ann Davis, MGT	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to
Advisory Board Member (2006)	present; (2)
Birthyear: 1946
Other directorships: None

Richard A. Davis	Public Finance Manager, Virginia Department of Treasury, 1997 to present;
Advisory Board Member (2006)	(2)
Birthyear: 1945
Other directorships: None

John A. Shelley, II	Finance Director, City of Port Orange, Florida, February 1988 to present.(2)
Advisory Board Member (2009)
Birthyear: 1957
Other directorships: None

 PFM Funds Annual Report | June 30, 2009  25

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each Committee of the Board receives an additional $1,500 retainer. The Trust does not pay retirement or pension benefits to any of its Officers or Trustees and does not pay compensation to officers affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met twice during the year ended June 30, 2009.

The Board has established a Governance Committee, which consists solely of Independent Trustees. The Governance Committee’s function is to oversee the composition and governance of the Board of Trustees and its various committees. The Governance Committee did not meet during the year ended June 30, 2009.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (SAI) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types:(1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009. This example illustrates the Funds’ expenses in two ways:

26   PFM Funds Annual Report | June 30, 2009

Actual Returns and Expenses  The first section of the table below provides information to help estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended June 30, 2009
				Expenses Paid
				per $1,000
Based on Actual Fund	Beginning		Ending	During
Expenses and Returns	Account Value		Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	(2)	$1,004.80	$0.60
Institutional Class	$1,000.00	(2)	$1,004.40	$1.01
IllinoisPrime Class	$1,000.00	(2)	$1,004.20	$1.19
Independent Schools Class	$1,000.00	(3)	$1,000.60	$0.35
Government Series	$1,000.00	(2)	$1,002.90	$1.20

Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00		$1,024.19	$0.61
Institutional Class	$1,000.00		$1,023.78	$1.02
IllinoisPrime Class	$1,000.00		$1,023.61	$1.02
Independent Schools Class	$1,000.00		$1,006.63	$0.35
Government Series	$1,000.00		$1,023.59	$1.21

(1)
Expenses are equal to the annualized expense ratios of 0.12%, 0.20%, 0.24% and 0.25% for the Prime Series SNAP Fund Class, Institutional Class, IllinoisPrime Class and Independent Schools Class, respectively, and 0.24% for the Government Series multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year divided by 365.

(2)	Value as of January 1, 2009.

(3)	Value as of May 11, 2009, the date the Independent Schools Class commenced operations.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

 PFM Funds Annual Report | June 30, 2009  27

OTHER FUND INFORMATION (UNAUDITED)

Board Consideration of Funds’ Investment Advisory Agreements

At a meeting held on May 4, 2009, the Board, including a majority of the Trust’s Independent Trustees, approved the renewal of the Investment Advisory Agreements between each of the Funds and PFM. In making its decisions, the Board considered information furnished throughout the year in connection with regular Board meetings, as well as information prepared specifically for purposes of determining whether to renew the Funds’ Investment Advisory Agreements.

In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Board considered the Investment Advisory Agreement for each of the Funds at the same Board meeting, information was provided and considered by the Board for each Fund individually. In approving the continuance of the Investment Advisory Agreement for each Fund, the Board, including a majority of Independent Trustees, determined that the existing advisory fee structure for that Fund was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of each Fund’s Investment Advisory Agreement, the following discussion notes the primary factors relevant to the Board’s deliberations and determinations, including those relating to the selection of the investment adviser and the approval of the advisory fees.

Nature, Extent and Quality of Services The Board considered the services provided by PFM to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered PFM’s research and portfolio management capabilities, administrative and compliance infrastructure (including technology and operational support), and PFM’s ability to monitor the administrative, transfer agency and other functions performed for the Funds. The Board noted its overall satisfaction with the nature, quality and extent of services provided by PFM and concluded that the Funds were receiving all services required to be provided by PFM under the Investment Advisory Agreements and that such services were of high quality.

Comparative Fees and Expenses The Board considered the fees and expenses of each Fund compared to those of similar accounts, funds and portfolios. In reviewing this information, the Board noted that the fee and expense information provided reflected actual fees charged without the voluntary waiver of expenses by PFM. It was noted that, as of March 31, 2009, the effective total expense ratios for the Government Series and the SNAP Fund Class, Institutional Class and IllinoisPrime Class of the Prime Series were 0.23%, 0.10%, 0.18% and 0.22%, respectively, of net assets. The Board noted that the advisory fees and total expenses of the Funds are among the lowest of their peer groups. The Board determined that the fees charged by PFM and the expense ratios of the Funds are fair, among the lowest charged by PFM to its advisory clients, and within the range of the fees and expense ratios of similar funds and portfolios.

28   PFM Funds Annual Report | June 30, 2009

Investment Performance The Board considered the investment performance of PFM and the Funds. It noted that one-year period returns through March 31, 2009 for the Government Series and SNAP Fund Class of the Prime Series were 1.67% and 2.31%, respectively, and that the annualized returns of the Institutional Class and IllinoisPrime Class of the Prime Series for the period September 29, 2008 (commencement of operations) through March 31, 2009 were 1.74% and 1.70%, respectively. The Board noted that since inception returns through March 31, 2009 for the Government Series and the SNAP Fund Class, Institutional Class and IllinoisPrime Class of the Prime Series were 3.19%, 3.87%, 1.74% and 1.70%, respectively. The Board reviewed and discussed this performance information and reviewed the performance of the Funds relative to that of comparable funds and portfolios, including other accounts and funds managed by PFM. The Board concluded that the performance of the Funds compared favorably with the performance of similar accounts, funds and portfolios.

Economies of Scale With regard to economies of scale, the Board noted that economies of scale are realized when a fund’s assets increase significantly. The Board determined that under the current advisory fee structure these economies realized by PFM are appropriately and fairly reflected.

Profitability to Adviser The Board reviewed a profitability analysis which contained information relating to the costs incurred and profits realized by PFM and its affiliates in providing services to the Funds for the one-year periods ended December 31, 2008, 2007 and 2006. The Board reviewed and discussed the information contained therein, including the dollar amounts of the expenses allocated to different PFM products. The Board concluded that PFM had not received any significant indirect benefits from its relationship with the Funds. After reviewing the information in the profitability analysis, the Board determined that the profitability amount indicated therein was not so disproportionately large as to bear no reasonable relationship to the services rendered and also determined that, given the overall performance of the Funds and superior service levels, the current profitability of PFM resulting from its relationship with the Funds was not excessive.

Experience and Qualifications The Board also reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel, and reviewed financial information and other information concerning PFM and its services. The Board noted its satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Funds and the responsiveness of PFM’s personnel in general.

 PFM Funds Annual Report | June 30, 2009  29

Investment Adviser, Administrator & Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Banks
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101-2044 1-800-338-3383

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICERS, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.  ON OCTOBER 30, 2008, THIS CODE OF ETHICS WAS AMENDED TO MAKE CERTAIN TECHNICAL, NON-MATERIAL CHANGES.  SPECIFICALLY, THE NAME OF THE REGISTRANT WAS UPDATED FOLLOWING ITS REORGANIZATION AS A VIRGINIA BUSINESS TRUST ON SEPTEMBER 29, 2008, REFERENCE TO DIRECTORS WAS REMOVED AND REPLACED WITH REFERENCE TO TRUSTEES, AND THE REGISTRANT’S EXECUTIVE OFFICERS WERE UPDATED.  THE CODE OF ETHICS AS SO AMENDED IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2009, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES (THE “BOARD”) HAS DESIGNATED JEFFREY A. LAINE AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT.  MR. LAINE IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANTS PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/09	6/30/08

(a) AUDIT FEES:	$ 56,200	$ 46,900

(b) AUDIT-RELATED FEES:	$ 9,500	$ 0

(c) TAX FEES:	$ 12,000	$ 0

(d) ALL OTHER FEES:	$ 0	$ 0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD ON JULY 31, 2003.  INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT.   THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2)  WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3)  SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) ALL AUDIT-RELATED FEES AND TAX FEES LISTED IN ITEMS (b) AND (c) ABOVE WERE APPROVED IN ADVANCE BY THE REGISTRANT’S AUDIT COMMITTEE.

(f)  NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g)  NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h)  NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b)  THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1)  THE REGISTRANT’S CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED OCTOBER 30, 2008 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3)  NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    PFM Funds

By (Signature and Title)*      /s/ Martin P. Margolis
Martin P. Margolis, President

Date  9/4/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Martin P. Margolis
Martin P. Margolis, President

Date  9/4/2009

By (Signature and Title)*      /s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date  9/4/2009

* Print the name and title of each signing officer under his or her signature.